Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption
Schedule of Class A ordinary shares subject to possible redemption reflected on the condensed balance sheet

The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table as of September 30, 2022 and December 31, 2021:

Gross Proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(7,762,500)
Class A common stock issuance costs	(19,114,492)
Plus:
Accretion of carrying value to redemption value	26,876,992
Class A common stock subject to possible redemption at December 31, 2021	345,000,000
Increase in redemption value of Class A common stock subject to redemption	1,085,953
Class A common stock subject to possible redemption at September 30, 2022	$346,085,953

The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross Proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(7,762,500)
Class A common stock issuance costs	(19,114,492)
Plus:
Accretion of carrying value to redemption value	26,876,992
Class A common stock subject to possible redemption	$345,000,000